Segment Results - Corporate Divisions - Capital Release Unit (Detail) - Capital Release Unit [Member] - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021 [1]	Jun. 30, 2022	Jun. 30, 2021 [1]
Capital Release Unit [Line Items]
Net revenues		€ 7	€ (24)	€ 1	€ 57
Provision for credit losses		(3)	(25)	(7)	(32)
Noninterest expenses [Abstract]
Compensation and benefits		14	35	31	75
General and administrative expenses		180	223	498	681
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		(1)	1	(1)	1
Total noninterest expenses		192	258	527	756
Noncontrolling interests		0	0	0	0
Profit (loss) before tax		(181)	(257)	(520)	(667)
Total assets	[2]	€ 80,000	€ 167,000	€ 80,000	€ 167,000

[1]	Prior year’s comparatives aligned to presentation in the current year
[2]	As of quarter-end